Five Tower Bridge
                                          300 Barr Harbor Drive, Suite 560
                                          West Conshohocken, PA 19428
Conestoga Funds                           610-943-9950
                                          Fax 610-943-9964
                                          www.conestogacapital.com

                                          January 29, 2004

VIA EDGAR
----------

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

            Re:   Conestoga Funds
                  File No. 333-90720
                  ------------------

Ladies and Gentlemen:

      On behalf of Conestoga Funds ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on January 27, 2004.

      If you have any questions or comments regarding this filing, please call George P. Attisano of Kramer Levin Naftalis & Frankel LLP, Registrant's counsel, at 212-715-9555.

                              Very truly yours,

                              Conestoga Funds


                              By:   /s/ WC Maxwell
                                 -------------------------------------------
                                    W. Christopher Maxwell
                                    Chief Executive Officer